Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue for Vessels	$ 280,661	$ 152,009	$ 517,278	$ 217,072
Time charter [Member]
Revenue for Vessels	255,288	145,241	476,606	207,740
Voyage contracts [Member]
Revenue for Vessels	10,835	4,389	17,406	5,609
Pooling arrangements [Member]
Revenue for Vessels	13,726	2,379	22,392	3,723
Profit sharing [Member]
Revenue for Vessels	$ 812	$ 0	$ 874	$ 0